Gain on Financial Instruments, Net (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
		Oct. 14, 2025 USD ($)	Oct. 14, 2025 AUD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total gain on financial instruments, net				$ 58.1	$ 0.0	$ 0.0
Proceeds on disposal of investments	[1]			882.0	56.6	5.0
Royalties
Disclosure of detailed information about financial instruments [line items]
Total gain on financial instruments, net				77.5	0.0	0.0
Norther Star shares
Disclosure of detailed information about financial instruments [line items]
Total gain on financial instruments, net		$ 53.6	$ 83.2	53.6	0.0	0.0
Number of common shares sold (in shares) | shares			49,258,234
Price common shares sold (in AU per share) | $ / shares			$ 22.05
Proceeds on disposal of investments		707.4	$ 1,086.1
Northern Star forward sales
Disclosure of detailed information about financial instruments [line items]
Total gain on financial instruments, net		$ (73.0)	$ (113.3)	$ (73.0)	$ 0.0	$ 0.0

[1]	Proceeds on disposal of investments in 2025 comprise mainly US$707.4 million (A$1,086.1 million) for Northern Star and US$106.4 million for Galiano Gold Inc.